EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

        Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for these eligible employees is based on 20% of the applicable payroll cost in 2013. The expense paid by the Company to these defined contributions schemes was $3,825,278, $5,880,203 and $4,740,434 for the years ended December 31, 2011, 2012 and 2013, respectively.

        In addition, in 2013, the Company is required by PRC law to contribute approximately 10%, 8%, 2% and 2% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefits were $4,067,355, $6,012,889 and $5,461,137 for the years ended December 31, 2011, 2012 and 2013, respectively.